FEDERATED HERMES HIGH INCOME BOND FUND, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 7, 2023

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-4720

RE:	FEDERATED HERMES HIGH INCOME BOND FUND, INC. (the “Registrant”) Federated Hermes High Income Bond Fund, Inc. Class A Shares Class C Shares Class R6 Shares Institutional Shares (the “Fund”)
1933 Act File No. 2-60103
1940 Act File No. 811-2782

Dear Sir or Madam:

Post-Effective Amendment No. 85 under the Securities Act of 1933 and Amendment No. 78 under the Investment Company Act of 1940 to the Registration Statement of the above-named Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Fund’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective May 26, 2023, pursuant to the provisions of Rule 485(a)(1) under the Securities Act of 1933. A Rule 485(a) filing is being made to reposition the Fund, including: (1) changing the Fund’s name to “Federated Hermes Sustainable High Yield Bond Fund, Inc.”; (2) changing the Fund’s non-fundamental names rule policy to allow the Fund to invest at least 80% of its net assets (plus any borrowings for investment purposes) in sustainable lower-rated fixed-income investments; (3) revising the Fund’s investment strategies and risks to align with the Fund’s new non-fundamental names rule policy; and (4) adding a new sub-adviser and related investment personnel.

The Fund may be marketed through banks, savings associations or credit unions.

The Registrant will file financial statements by amendment. The Registrant anticipates filing these financial statements pursuant to Rule 485(b) on or about May 25, 2023, to become effective on May 26, 2023, simultaneously with the effectiveness of the Registrant’s Rule 485(a) Post-Effective Amendment.

The Registrant respectfully requests comments within 45 days of this filing.

If you have any questions on the enclosed material, please contact me at (724) 720-8209 or via e-mail at kim.mccann@federatedhermes.com.

Very truly yours,

/s/ Kimberly McCann

Kimberly McCann
Senior Paralegal